Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,213	$ 18,654
Less: accumulated depreciation	(3,170)	(4,961)
Property and equipment, net	7,043	13,693
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	7,451	15,977
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	844	685
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	36	152
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,882	$ 1,840